Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005499
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Investor Class
Trading Symbol	TRRIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Investor Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,631	9,945	9,744
2015	9,778	9,988	9,877
2016	9,507	10,164	9,732
2016	9,990	10,299	10,079
2016	10,290	10,539	10,330
2016	10,201	10,205	10,193
2017	10,593	10,308	10,476
2017	10,839	10,462	10,671
2017	11,045	10,591	10,839
2017	11,288	10,533	11,075
2018	11,349	10,360	11,088
2018	11,371	10,423	11,143
2018	11,586	10,480	11,336
2018	11,259	10,391	11,073
2019	11,579	10,689	11,334
2019	11,701	11,090	11,472
2019	12,107	11,546	11,894
2019	12,442	11,513	12,180
2020	12,340	11,937	12,133
2020	12,351	12,134	12,282
2020	13,314	12,293	12,887
2020	13,765	12,351	13,198
2021	14,280	12,102	13,369
2021	14,880	12,085	13,718
2021	15,249	12,283	14,026
2021	15,086	12,209	13,920
2022	14,667	11,782	13,564
2022	13,969	11,091	12,945
2022	13,510	10,868	12,608
2022	13,588	10,641	12,667
2023	13,593	10,637	12,747
2023	13,805	10,854	12,970
2023	14,154	10,738	13,206
2023	14,288	10,767	13,311
2024	15,056	10,991	13,912
2024	15,371	10,995	14,133
2024	16,018	11,522	14,797
2024	16,323	11,507	14,959
2025	16,405	11,629	15,089
2025	16,525	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement Balanced Fund (Investor Class)	7.50%	6.00%	5.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,145,831,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 9,125,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,145,831 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	42.2%
Domestic Equity Funds	28.9
International Bond Funds	14.4
International Equity Funds	10.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	15.6
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Value Fund	5.7
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005500
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	Advisor Class
Trading Symbol	PARIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - Advisor Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,625	9,945	9,744
2015	9,760	9,988	9,877
2016	9,483	10,164	9,732
2016	9,966	10,299	10,079
2016	10,258	10,539	10,330
2016	10,163	10,205	10,193
2017	10,548	10,308	10,476
2017	10,785	10,462	10,671
2017	10,983	10,591	10,839
2017	11,218	10,533	11,075
2018	11,271	10,360	11,088
2018	11,286	10,423	11,143
2018	11,492	10,480	11,336
2018	11,164	10,391	11,073
2019	11,476	10,689	11,334
2019	11,581	11,090	11,472
2019	11,983	11,546	11,894
2019	12,307	11,513	12,180
2020	12,199	11,937	12,133
2020	12,194	12,134	12,282
2020	13,136	12,293	12,887
2020	13,580	12,351	13,198
2021	14,079	12,102	13,369
2021	14,661	12,085	13,718
2021	15,016	12,283	14,026
2021	14,837	12,209	13,920
2022	14,425	11,782	13,564
2022	13,730	11,091	12,945
2022	13,271	10,868	12,608
2022	13,339	10,641	12,667
2023	13,337	10,637	12,747
2023	13,525	10,854	12,970
2023	13,870	10,738	13,206
2023	13,993	10,767	13,311
2024	14,724	10,991	13,912
2024	15,034	10,995	14,133
2024	15,656	11,522	14,797
2024	15,945	11,507	14,959
2025	16,015	11,629	15,089
2025	16,122	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement Balanced Fund (Advisor Class)	7.24%	5.74%	4.89%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,145,831,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 9,125,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,145,831 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	42.2%
Domestic Equity Funds	28.9
International Bond Funds	14.4
International Equity Funds	10.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	15.6
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Value Fund	5.7
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005501
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	R Class
Trading Symbol	RRTIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - R Class	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,619	9,945	9,744
2015	9,747	9,988	9,877
2016	9,465	10,164	9,732
2016	9,940	10,299	10,079
2016	10,226	10,539	10,330
2016	10,124	10,205	10,193
2017	10,501	10,308	10,476
2017	10,731	10,462	10,671
2017	10,921	10,591	10,839
2017	11,148	10,533	11,075
2018	11,194	10,360	11,088
2018	11,202	10,423	11,143
2018	11,399	10,480	11,336
2018	11,063	10,391	11,073
2019	11,365	10,689	11,334
2019	11,462	11,090	11,472
2019	11,853	11,546	11,894
2019	12,166	11,513	12,180
2020	12,052	11,937	12,133
2020	12,040	12,134	12,282
2020	12,963	12,293	12,887
2020	13,393	12,351	13,198
2021	13,879	12,102	13,369
2021	14,444	12,085	13,718
2021	14,784	12,283	14,026
2021	14,599	12,209	13,920
2022	14,185	11,782	13,564
2022	13,484	11,091	12,945
2022	13,024	10,868	12,608
2022	13,092	10,641	12,667
2023	13,082	10,637	12,747
2023	13,258	10,854	12,970
2023	13,588	10,738	13,206
2023	13,689	10,767	13,311
2024	14,407	10,991	13,912
2024	14,701	10,995	14,133
2024	15,300	11,522	14,797
2024	15,573	11,507	14,959
2025	15,632	11,629	15,089
2025	15,715	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement Balanced Fund (R Class)	6.89%	5.47%	4.62%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,145,831,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 9,125,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,145,831 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	42.2%
Domestic Equity Funds	28.9
International Bond Funds	14.4
International Equity Funds	10.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	15.6
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Value Fund	5.7
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244824
Shareholder Report [Line Items]
Fund Name	Retirement Balanced Fund
Class Name	I Class
Trading Symbol	TRJWX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Balanced Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Balanced Fund - I Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. This is a retirement balanced fund, and its neutral allocations will remain static over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	513,302	512,174	513,597
2/29/24	541,149	522,826	536,763
5/31/24	553,126	523,046	545,292
8/31/24	576,577	548,095	570,912
11/30/24	587,791	547,386	577,163
2/28/25	590,998	553,193	582,184
5/31/25	595,096	551,599	588,404

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement Balanced Fund (I Class)	7.59%	11.92%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	6.56
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	11.10

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,145,831,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 9,125,000
InvestmentCompanyPortfolioTurnover	18.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,145,831 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	42.2%
Domestic Equity Funds	28.9
International Bond Funds	14.4
International Equity Funds	10.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	15.6
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Value Fund	5.7
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Hedged Equity Fund	4.0
T. Rowe Price U.S. Large-Cap Core Fund	3.8
T. Rowe Price Dynamic Global Bond Fund	3.6
T. Rowe Price International Value Equity Fund	3.3
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless